Other long-term liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other long-term liabilities	Other long-term liabilities
Other long-term liabilities consist of the following:

	2020	2019
Advances in aid of construction (a)	$79,864	$60,828
Environmental remediation obligation (b)	69,383	58,061
Asset retirement obligations (c)	79,968	53,879
Customer deposits (d)	31,939	31,946
Unamortized investment tax credits (e)	17,893	18,234
Deferred credits (f)	21,156	18,952
Preferred shares, Series C (g)	13,698	13,793
Hook up fees (h)	17,704	9,610
Lease liabilities (note 1(q))	14,288	9,695
Contingent development support obligations (i)	12,273	9,446
Note payable to related party (j)	30,493	—
Other	23,027	16,896
	$411,686	$301,340
Less: current portion	(72,505)	(57,939)
	$339,181	$243,401
(a)Advances in aid of construction
The Company’s regulated utilities have various agreements with real estate development companies (the “developers”) conducting business within the Company’s utility service territories, whereby funds are advanced to the Company by the developers to assist with funding some or all of the costs of the development.
In many instances, developer advances can be subject to refund, but the refund is non-interest bearing. Refunds of developer advances are made over periods generally ranging from 5 to 40 years. Advances not refunded within the prescribed period are usually not required to be repaid. After the prescribed period has lapsed, any remaining unpaid balance is transferred to contributions in aid of construction and recorded as an offsetting amount to the cost of property, plant and equipment. In 2020, $1,994 (2019 - $5,465) was transferred from advances in aid of construction to contributions in aid of construction.
(b)Environmental remediation obligation
    A number of the Company's regulated utilities were named as potentially responsible parties for remediation of several sites at which hazardous waste is alleged to have been disposed as a result of historical operations of manufactured gas plants (“MGP”) and related facilities. The Company is currently investigating and remediating, as necessary, those MGP and related sites in accordance with plans submitted to the agency with authority for each of the respective sites.
With the acquisition of Ascendant on November 9, 2020 (note 3(a)), the Company assumed additional environmental remediation obligations with respect to the decommissioning and remediation of a power station. This remediation approach involves excavation, treatment and reuse, with most of the work expected to occur in 2023.
The Company estimates the remaining undiscounted, unescalated cost of the environmental cleanup activities will be $60,803 (2019 - $58,484), which at discount rates ranging from 0.8% to 3.4% represents the recorded accrual of $69,383 as of December 31, 2020 (2019 - $58,061). Approximately $43,995 is expected to be incurred over the next four years, with the balance of cash flows to be incurred over the following 31 years.
12.Other long-term liabilities (continued)
(b)Environmental remediation obligation (continued)
Changes in the environmental remediation obligation are as follows:

	2020	2019
Opening balance	$58,061	$55,621
Remediation activities	(5,130)	(1,678)
Accretion	436	1,065
Changes in cash flow estimates	3,828	981
Revision in assumptions	3,402	2,072
Obligation assumed from business acquisition	8,786	—
Closing balance	$69,383	$58,061
The Regulator for the New England gas system and Energy North gas system provide for the recovery of actual expenditures for site investigation and remediation over a period of 7 years and accordingly, as of December 31, 2020, the Company has reflected a regulatory asset of $87,308 (2019 - $82,300) for the MGP and related sites (note 7(d)).
(c)Asset retirement obligations
Asset retirement obligations mainly relate to legal requirements to: (i) remove wind farm facilities upon termination of land leases; (ii) cut (disconnect from the distribution system), purge (cleanup of natural gas and polychlorinated biphenyls ("PCB") contaminants) and cap gas mains within the gas distribution and transmission system when mains are retired in place, or sections of gas main are removed from the pipeline system; (iii) clean and remove storage tanks containing waste oil and other waste contaminants; (iv) remove certain river water intake structures and equipment; (v) dispose of coal combustion residuals and PCB contaminants; (vi) remove asbestos upon major renovation or demolition of structures and facilities; and (vii) decommission and restore power generation engines and related facilities.
Changes in the asset retirement obligations are as follows:

	2020	2019
Opening balance	$53,879	$43,291
Obligation assumed from business acquisition and constructed projects	20,420	3,226
Retirement activities	(1,724)	(443)
Accretion	2,674	2,148
Change in cash flow estimates	4,719	5,657
Closing balance	$79,968	$53,879
As the cost of retirement of utility assets in the United States, liability accretion and asset depreciation expense are expected to be recovered through rates, a corresponding regulatory asset is recorded (note 7(j)).
(d)Customer deposits
Customer deposits result from the Company’s obligation by state regulators to collect a deposit from customers of its facilities under certain circumstances when services are connected. The deposits are refundable as allowed under the facilities’ regulatory agreement.
(e)Unamortized investment tax credits
The unamortized investment tax credits were assumed in connection with the acquisition of Empire. The investment tax credits are associated with an investment made in a generating station. The credits are being amortized over the life of the generating station.
12.Other long-term liabilities (continued)
(f)Deferred credits
In 2019, the Company settled $29,100 of contingent consideration related to the Company's investment in Atlantica (note 8(a)), and recorded an additional $5,000 contingent consideration related to the Company's investment in the San Antonio Water System (note 8(d)).
(g)Preferred shares, Series C
AQN has 100 redeemable Series C preferred shares issued and outstanding. The preferred shares are mandatorily redeemable in 2031 for C$53,400 per share and have a contractual cumulative cash dividend paid quarterly until the date of redemption based on a prescribed payment schedule indexed in proportion to the increase in CPI over the term of the shares. The Series C preferred shares are convertible into common shares at the option of the holder and the Company, at any time after May 20, 2031 and before June 19, 2031, at a conversion price of C$53,400 per share.
As these shares are mandatorily redeemable for cash, they are classified as liabilities in the consolidated financial statements. The Series C preferred shares are accounted for under the effective interest method, resulting in accretion of interest expense over the term of the shares. Dividend payments are recorded as a reduction of the Series C preferred share carrying value.

Estimated dividend payments due in the next five years and dividend and redemption payments thereafter are as follows:
2021	$1,075
2022	1,097
2023	1,324
2024	1,536
2025	1,552
Thereafter to 2031	7,693
Redemption amount	4,195
$18,472
Less: amounts representing interest	(4,774)
$13,698
Less current portion	(1,075)
$12,623
(h)Hook up fees
Hook up fees result from the collection from customers of funds for installation and connection to the utility's infrastructure. The fees are refundable as allowed under the facilities’ regulatory agreement.
(i)Contingent development support obligations
The Company provides credit support necessary for the continued development and construction of its equity investees' wind and solar power electric development projects and infrastructure development projects. The contingent development support obligations represent the fair value of the support provided (note 8(e)).
(j)Note payable to related party
In 2020, a subsidiary of the Company made a tax equity investment into Altavista Solar Subco, LLC, an equity investee of the Company and indirect owner of the Altavista Solar Project (note 8(e)). Following the closing of the construction financing facility for the Altatvista Solar Project, certain excess funds were distributed to the Company and in return the Company issued a promissory note payable to Altavista Solar Subco, LLC. The promissory note bears an interest rate of 0.675%, compounded annually and has a maturity date of March 31, 2021.